Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Organization and Summary of Significant Accounting Policies
Summary of carrying values and fair values of senior subordinated notes and fixed rate mortgage facilities

	December 31, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
5.75% senior subordinated notes due 2022	$550.0	$565.1	$550.0	$563.8
Mortgage facilities	118.6	117.0	104.0	105.5

Reconciliation of number of shares used in calculation of basic and diluted earning per share

	Year Ended December 31,
	2013	2012	2011
Weighted average number of common shares outstanding	90,273,747	90,318,315	91,153,620
Effect of non-participatory equity compensation	56,874	24,000	120,512
Weighted average number of common shares outstanding, including effect of dilutive securities	90,330,621	90,342,315	91,274,132